(Loss)/earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
(Loss)/earnings per share
Schedule of (loss)/earnings per share

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)

Loss from continuing operations as presented in the statement of comprehensive income	(795,190)	(220,103)	(704,706)
Less: loss from continuing operations attributable to non-controlling interests	55,752	8,761	35,530
Loss from continuing operations attributable to owners of the Company	(739,438)	(211,342)	(669,176)

(Loss)/profit from discontinued operations	(132,836)	(151,373)	209,499
Loss attributable to owners of the Company used in calculating basic and diluted loss per share	(872,274)	(362,715)	(459,677)

Weighted average number of ordinary shares in issue (in’000 shares)	1,094,748	1,089,589	1,089,589

Loss per share for loss from continuing operations attributable to owners of the Company
- Basic and diluted loss per share (RMB) (Note)	(0.68)	(0.19)	(0.61)
- Basic and diluted loss per ADS (RMB) (Note)	(20.26)	(5.82)	(18.42)

(Loss)/earnings per share for (loss)/profit from discontinued operations attributable to owners of the Company
- Basic and diluted (loss)/earnings per share (RMB) (Note)	(0.12)	(0.14)	0.19
- Basic and diluted (loss)/earnings per ADS (RMB) (Note)	(3.64)	(4.17)	5.76

Loss per share for loss attributable to owners of the Company
- Basic and diluted loss per share (RMB) (Note)	(0.80)	(0.33)	(0.42)
- Basic and diluted loss per ADS (RMB) (Note)	(23.90)	(9.99)	(12.66)

Note: One ADS represent thirty ordinary shares of the Company.